Financial Instruments and Financial Risk Management - Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	$ 1,087,414	$ 607,600
Financial assets, Fair Value	1,087,414	607,600
Financial liabilities, Carrying Amount	2,488,055	1,367,512
Financial liabilities, Fair Value	2,258,774	1,371,797
Assets Carried at Fair Value | Investment in Equity Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	31,391	9,727
Financial assets, Fair Value	31,391	9,727
Assets Carried at Amortized Cost | Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets, Carrying Amount	1,056,023	597,873
Financial assets, Fair Value	1,056,023	597,873
Liabilities Carried at Fair Value | Other Financial Liability
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	18,599	26,730
Financial liabilities, Fair Value	18,599	26,730
Liabilities Carried at Amortized Cost | Trade and Other Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	861,362	468,238
Financial liabilities, Fair Value	861,362	468,238
Liabilities Carried at Amortized Cost | Long-term Debt
Disclosure Of Financial Instruments [Line Items]
Financial liabilities, Carrying Amount	1,608,094	872,544
Financial liabilities, Fair Value	$ 1,378,813	$ 876,829